Deposits - Interest Expenses on Deposits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Interest bearing checking accounts	$ 1,262	$ 1,183	$ 1,105
Money market accounts	71	76	88
Savings	94	95	103
Other time deposits	3,383	2,886	3,735
Total	$ 4,810	$ 4,240	$ 5,031